SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash	The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2022 and 2021 (in thousands):

	As of December 31,
	2022	2021
Cash and cash equivalents	$97,912	$186,301
Restricted cash	4,482	5,228
Total cash, cash equivalents and restricted cash	$102,394	$191,529

Schedule of allowance for doubtful accounts

Allowance for doubtful accounts changed as follows during the years presented (in thousands):

	Year Ended December 31,
	2022	2021	2020
Beginning of year	$5,946	$7,773	$7,843
Provision	1,465	750	2,002
Deductions	(951)	(2,577)	(2,072)
End of year	$6,460	$5,946	$7,773